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                              WEITZ PARTNERS, INC.
                          ONE PACIFIC PLACE, SUITE 600
                              1125 SOUTH 103 STREET
                              OMAHA, NEBRASKA 68124


                                  July 30, 2003

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission
450 Fifth Street, NW
Washington D.C. 20549

     RE:  WEITZ PARTNERS, INC.
          33 ACT REG NO. 33-66714
          40 ACT REG NO. 811-7918

Ladies and Gentlemen:

     On behalf of Weitz Partners, Inc. and in conjunction with the filing requirements of Rule 497(j), I hereby certify that there have been no material changes in the Prospectus and Statement of Additional Information used after July 30, 2003, the effective date of the filing of Form N1-A of Weitz Partners, Inc. from the Prospectus and Statement of Additional Information included in such filing.

                                            Very truly yours,

                                            /s/ Mary K. Beerling

                                            Mary K. Beerling
                                            Vice President/General Counsel